Consolidated Statements of Cash Flows € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Operating activities
Loss before income tax	€ (412,498)	€ (129,848)	€ (100,125)
Adjustments to reconcile loss before tax to net cash flows
Finance income	(10,103)	(2,070)	(833)
Finance expense	10,338	22,103	1,460
Depreciation and amortization	15,674	10,671	7,164
Impairment to property, plant and equipment	22,810
Loss on disposal of fixed assets	587	5,921	241
Impairment of inventory and prepayments	185,832
Share-based payment expense	14,956	14,240	19,564
Income from release of governmental contract liabilities	574,502
Working capital changes
Decrease / (increase) in trade receivables and contract assets	(16,682)	15,332	(10,117)
Decrease / (increase) in inventory	(227,460)	(8,334)	(3,246)
Decrease / (increase) in prepaid expenses and other assets	(3,118)	(47,578)	630
Receipts from grants from government agencies and similar bodies	93,531	31,599	9,304
(Decrease) / increase in trade and other payables and contract liabilities	179,316	620,305	(9,584)
(Decrease) / Increase in other current financial and other liabilities	(20)	(55)	(334)
Decrease / (increase) in deferred taxes	(1,583)	(1,096)
Income taxes paid	(502)	(93)	(345)
Interest received	81		81
Interest paid	(9,785)	(8,694)	(823)
Net cash flow provided by (used in) operating activities	(733,128)	522,403	(86,963)
Investing activities
Purchase of property, plant and equipment	(124,222)	(36,329)	(11,172)
Purchase of intangible assets	(3,679)	(11,023)	(1,052)
Proceeds from asset-related grants		3,239	2,325
Purchases of financial assets		(1,161)
Proceeds from sale of other financial assets			38,080
Net cash flow provided by (used in) investing activities	(127,901)	(45,274)	28,181
Financing activities
Payments on lease obligation	(3,183)	(2,995)	(1,910)
Proceeds from the issuance of shares (net of transaction costs)	404,062	867,717
Proceeds from the exercise of options	3,186
Proceeds from (repayment of) the EIB loan	(25,000)	25,000
Proceeds from the convertible loan		24,860	69,889
Payment on treasury shares	(34,101)
Repayments of convertible loan		(94,749)
Net cash flow provided by financing activities	344,964	819,833	67,979
Net increase (decrease) in cash and cash equivalents	(516,065)	1,296,962	9,197
Effect of currency translation gains on cash and cash equivalents	4,936	(5,053)	107
Cash and cash equivalents, beginning of period	1,322,593	30,684	21,380
Cash and cash equivalents, end of period	€ 811,464	€ 1,322,593	€ 30,684